VANECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 96.1%
Brazil: 3.7%
351,400	Fleury SA	$1,368,784
565,900	International Meal Co. Alimentacao SA	298,410
283,000	IRB Brasil Resseguros SA	527,211
2,800	Locaweb Servicos de Internet SA Reg S 144A *	9,700
594,000	Movida Participacoes SA	924,821
348,000	Rumo SA *	1,316,025
		4,444,951
China / Hong Kong: 42.4%
48,890	Alibaba Group Holding Ltd. (ADR) *	9,508,127
1,024,000	A-Living Services Co. Ltd. Reg S 144A #	4,910,910
147,000	Anta Sports Products Ltd. #	1,066,735
11,870	Baozun, Inc. (ADR) * †	331,648
9,900	BeiGene Ltd. (ADR) *	1,218,789
3,588,969	China Animal Healthcare Ltd. * # ∞	65,713
314,000	China Conch Venture Holdings Ltd. #	1,392,588
1,328,000	China Education Group Holdings Ltd. Reg S † #	1,837,820
2,389,000	Fu Shou Yuan International Group Ltd. #	2,088,090
82,000	Galaxy Entertainment Group Ltd. #	431,879
41,100	GDS Holdings Ltd. (ADR) *	2,382,567
73,100	HUYA, Inc. (ADR) * †	1,239,045
50,000	Jinxin Fertility Group Ltd. Reg S 144A *	55,464
4,606	Kweichow Moutai Co. Ltd. #	715,807
70,000	Meituan Dianping Reg S * #	834,487
12,650	New Oriental Education & Technology Group, Inc. (ADR) *	1,369,236
588,000	Ping An Bank Co. Ltd. #	1,051,871
195,000	Ping An Healthcare and Technology Co. Ltd. Reg S 144A * † #	1,795,532
624,000	Ping An Insurance Group Co. of China Ltd. † #	6,094,143
110,000	Shenzhou International Group Holdings Ltd. #	1,153,907
159,200	Tencent Holdings Ltd. #	7,868,873
67,000	Tencent Music Entertainment Group (ADR) *	674,020
594,000	Topsports International Holdings Ltd. Reg S 144A #	615,666
160,500	Wuxi Biologics Cayman, Inc. Reg S 144A * #	2,049,076
25,000	Yifeng Pharmacy Chain Co. Ltd. #	326,767
		51,078,760
Egypt: 2.3%
2,736,135	Cleopatra Hospital *	799,633
437,187	Commercial International Bank Egypt SAE #	1,613,903
958,802	Juhayna Food Industries #	365,949
		2,779,485
Georgia: 1.0%
75,700	Bank of Georgia Group Plc (GBP) #	859,249
60,700	Georgia Capital Plc (GBP) * #	321,573
		1,180,822
Germany: 1.5%
25,200	Delivery Hero SE Reg S 144A * #	1,852,806
Hungary: 0.8%
32,500	OTP Bank Nyrt #	932,240
India: 9.4%
227,678	Bandhan Bank Ltd. Reg S 144A #	609,942
494,400	Cholamandalam Investment and Finance Co. Ltd. #	987,762
268,200	HDFC Bank Ltd. #	3,042,436
51,400	HDFC Bank Ltd. (ADR)	1,976,844
1,420,073	Lemon Tree Hotels Ltd. Reg S 144A *	417,662
116,000	Oberoi Realty Ltd. #	517,875
145,800	Phoenix Mills Ltd.	1,098,541
99,000	Reliance Industries Ltd. #	1,425,818
99,000	Titan Co. Ltd. #	1,221,052
		11,297,932
Indonesia: 1.7%
4,980,000	Bank Rakyat Indonesia Tbk PT #	913,357
8,850,000	Bank Tabungan Pensiunan Nasional Syariah Tbk PT * #	1,152,148
		2,065,505
Kenya: 0.9%
4,477,000	Safaricom Plc #	1,133,940
Kuwait: 0.7%
118,455	Human Soft Holding Co. KSC #	888,092
Malaysia: 0.5%
573,700	Malaysia Airports Holdings Bhd #	573,154
Mexico: 2.3%
552,300	Qualitas Controladora SAB de CV	1,411,802
399,800	Regional SAB de CV	1,051,640
336,300	Unifin Financiera SAB de CV SOFOM ENR	267,367
		2,730,809
Netherlands: 2.8%
48,505	Prosus NV * #	3,396,358
Philippines: 4.2%
3,789,000	Ayala Land, Inc. #	2,235,907
12,350,000	Bloomberry Resorts Corp. #	1,452,981
895,200	International Container Terminal Services, Inc. #	1,309,071
		4,997,959
Russia: 3.0%
180,480	Sberbank of Russia PJSC (ADR) #	1,700,090
54,737	Yandex NV (USD) *	1,863,795
		3,563,885
Saudi Arabia: 0.1%
11,000	Leejam Sports Co. JSC #	152,220
Singapore: 0.3%
7,000	Sea Ltd. (ADR) *	310,170
South Africa: 2.3%
690,000	Advtech Ltd. #	289,876
10,005	Naspers Ltd. #	1,421,854
1,561,924	Transaction Capital Ltd. #	1,062,114
		2,773,844
South Korea: 3.8%
23,400	Douzone Bizon Co. Ltd. #	1,544,207
2,332	Koh Young Technology, Inc. #	147,731
600	NCSoft Corp.	320,223
13,385	Samsung SDI Co. Ltd. #	2,605,930
		4,618,091
Spain: 1.3%
101,356	CIE Automotive SA #	1,550,589
Taiwan: 3.9%
408,000	Chroma ATE, Inc. #	1,663,162
154,010	Poya International Co. Ltd. #	2,180,817
39,000	Wiwynn Corp. #	896,738
		4,740,717
Thailand: 2.0%
458,000	CP ALL PCL #	846,656
901,826	Srisawad Corp. PCL (NVDR) #	1,160,233
1,074,000	Thai Beverage PCL (SGD) #	454,354
		2,461,243
Turkey: 3.0%
232,296	AvivaSA Emeklilik ve Hayat AS #	465,812
684,140	MLP Saglik Hizmetleri AS Reg S 144A * #	1,337,268
709,968	Sok Marketler Ticaret AS * #	998,632
346,853	Tofas Turk Otomobil Fabrikasi AS	862,773
		3,664,485
United Arab Emirates: 0.1%
90,950	NMC Health Plc (GBP) #	129,053
United Kingdom: 0.9%
596,175	Helios Towers Plc * #	1,025,033
1,235,312	Hirco Plc * # ∞	0
		1,025,033
United States: 1.0%
111,300	Laureate Education, Inc. *	1,169,763
Uruguay: 0.2%
157,910	Biotoscana Investments SA (BDR) *	279,589
Total Common Stocks (Cost: $118,606,695)		115,791,495
PREFERRED STOCKS: 0.8%
Brazil: 0.8% (Cost: $1,617,741)
230,640	Itau Unibanco Holding SA, 8.71%	1,024,899
MONEY MARKET FUND: 3.5% (Cost: $4,220,307)
4,220,307	Invesco Treasury Portfolio - Institutional Class	4,220,307
Total Investments Before Collateral for Securities Loaned: 100.4% (Cost: $124,444,743)		121,036,701
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.3% (Cost: $307,558)
Money Market Fund: 0.3%
307,558	State Street Navigator Securities Lending Government Money Market Portfolio	307,558
Total Investments: 100.7% (Cost: $124,752,301)		121,344,259
Liabilities in excess of other assets: (0.7)%		(855,277)
NET ASSETS: 100.0%		$120,488,982

Definitions:

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GBP	British Pound
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,949,036.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $82,737,846 which represents 68.7% of net assets.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $13,654,026, or 11.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	11.9%	$14,435,099
Consumer Discretionary	30.1	36,392,848
Consumer Staples	3.1	3,708,165
Energy	1.2	1,425,818
Financials	23.3	28,226,636
Health Care	7.5	9,098,901
Industrials	8.6	10,426,569
Information Technology	7.6	9,250,035
Real Estate	3.2	3,852,323
Money Market Fund	3.5	4,220,307
	100.0%	$121,036,701

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.8%
Australia: 19.7%
221,000	Bellevue Gold Ltd. *	$54,375
1,349,800	Bellevue Gold Ltd. * #	335,859
1,007,118	Cardinal Resources Ltd. * #	201,726
407,600	Emerald Resources NL *	77,722
545,592	Evolution Mining Ltd. #	1,275,123
1,024,910	Gold Road Resources Ltd. * #	871,270
191,800	Northern Star Resources Ltd. #	1,242,478
191,939	OceanaGold Corp. (CAD)	184,124
296,809	Saracen Mineral Holdings Ltd. * #	667,435
2,239,000	West African Resources Ltd. * #	577,800
		5,487,912
Canada: 66.1%
34,587	Agnico-Eagle Mines Ltd. (USD)	1,376,217
113,240	Alamos Gold, Inc. (USD)	566,200
52,566	Auryn Resources, Inc. *	48,932
682,288	B2Gold Corp. (USD)	2,087,801
138,428	Barrick Gold Corp. (USD)	2,536,001
171,600	Bear Creek Mining Corp. *	143,884
186,314	Bonterra Resources, Inc. *	108,561
170,900	Columbus Gold Corp. *	13,358
336,525	Corvus Gold, Inc. *	332,388
263,000	Eastmain Resources, Inc. *	12,147
62,131	Equinox Gold Corp. *	415,001
55,900	Equinox Gold Corp. (USD) *	370,617
148,819	First Mining Gold Corp. *	19,035
7,650	Franco-Nevada Corp. (USD)	761,328
263,000	GoGold Resources, Inc. *	100,917
234,106	Gold Standard Ventures Corp. (USD) *	116,819
221,000	Kinross Gold Corp. (USD) *	879,580
86,316	Kirkland Lake Gold Ltd. (USD)	2,554,954
1,152,642	Liberty Gold Corp. *	712,569
38,400	Lundin Gold, Inc. *	213,652
183,300	Marathon Gold Corp. *	135,459
124,700	Midas Gold Corp. *	40,760
27,240	Nighthawk Gold Corp. *	24,582
26,700	NovaGold Resources, Inc. (USD) *	197,046
99,000	Orezone Gold Corp. * #	30,601
558,888	Orezone Gold Corp. *	172,754
17,600	Osisko Gold Royalties Ltd. (USD)	130,944
254,600	Osisko Mining, Inc. *	403,438
112,800	Otis Gold Corp. *	8,015
43,000	Pretium Resources, Inc. (USD) *	243,810
177,100	Probe Metals, Inc. *	76,765
789,100	Pure Gold Mining, Inc. *	342,039
469,506	Rio2 Ltd. *	86,742
469,300	Sabina Gold and Silver Corp. *	390,166
42,100	SSR Mining, Inc. (USD) *	479,098
56,400	Wheaton Precious Metals Corp. (USD)	1,552,692
276,248	Yamana Gold, Inc. (USD)	759,682
		18,444,554
Monaco: 0.5%
9,840	Endeavour Mining Corp. (CAD) *	139,912
South Africa: 3.2%
44,340	AngloGold Ashanti Ltd. (ADR)	737,374
35,200	Gold Fields Ltd. (ADR)	167,200
		904,574
United States: 10.3%
98,900	Argonaut Gold, Inc. (CAD) *	75,898
61,768	Newmont Mining Corp.	2,796,855
		2,872,753
Total Common Stocks (Cost: $24,130,791)		27,849,705
WARRANTS: 0.4%
Canada: 0.4%
16,000	Bonterra Resources, Inc. (CAD 3.10, expiring 08/20/21) * # ∞	85
27,985	Equinox Gold Corp. (CAD 11.18, expiring 05/24/20) * # ∞	9,545
131,500	GoGold Resources, Inc. (CAD 0.85, expiring 02/25/22) * # ∞	9,811
352,000	Liberty Gold Corp. (CAD 0.60, expiring 10/02/21) * # ∞	78,789
84,000	Marathon Gold Corp. (CAD 1.60, expiring 09/30/21) * # ∞	6,267
61,000	Probe Metals, Inc. (CAD 1.45, expiring 06/19/20) * # ∞	0
159,000	Pure Gold Mining, Inc. (CAD 0.85, expiring 05/24/20) * # ∞	2,542
144,500	Pure Gold Mining, Inc. (CAD 0.85, expiring 07/18/22) * # ∞	13,092
Total Warrants (Cost: $82,431)		120,131
MONEY MARKET FUND: 0.5% (Cost: $140,364)
140,364	Invesco Treasury Portfolio - Institutional Class	140,364
Total Investments: 100.7% (Cost: $24,353,586)		28,110,200
Liabilities in excess of other assets: (0.7)%		(195,402)
NET ASSETS: 100.0%		$27,914,798

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $5,322,423 which represents 19.1% of net assets.
∞	Security is valued using pricing models and significant unobservable inputs that factor in volatility and discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.

Summary of Investments by Sector	% of Investments	Value
Diversified Metals & Mining	0.2%	$61,079
Gold	91.4	25,698,015
Precious Metals & Minerals	2.4	658,050
Silver	5.5	1,552,692
Money Market Fund	0.5	140,364
	100.0%	$28,110,200

VANECK VIP GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 95.4%
Australia: 1.0%
41,500	BHP Group Ltd. (ADR) †	$1,522,635
Canada: 25.6%
163,122	Agnico-Eagle Mines Ltd. (USD)	6,490,624
504,674	Barrick Gold Corp. (USD)	9,245,628
997,600	First Quantum Minerals Ltd.	5,096,812
833,100	Kinross Gold Corp. (USD) *	3,315,738
200,400	Kirkland Lake Gold Ltd. (USD)	5,931,840
641,100	Lundin Mining Corp.	2,409,876
185,865	Nutrien Ltd. (USD)	6,308,258
		38,798,776
Cayman Islands: 0.7%
110,200	Alussa Energy Acquisition Corp. (USD) (a) *	1,090,980
Finland: 1.2%
54,000	Neste Oil Oyj #	1,795,367
Israel: 4.4%
81,600	SolarEdge Technologies, Inc. (USD) *	6,681,408
Netherlands: 1.3%
57,700	Royal Dutch Shell Plc (ADR)	1,884,482
Russia: 0.5%
32,400	MMC Norilsk Nickel PJSC (ADR) #	802,559
South Africa: 0.4%
45,400	Sibanye Stillwater Ltd. (ADR) * † #	214,288
346,800	Sibanye Stillwater Ltd. *	437,633
		651,921
United Kingdom: 7.4%
217,700	Anglo American Plc #	3,814,891
160,400	Rio Tinto Plc (ADR)	7,307,824
		11,122,715
United States: 52.9%
44,000	Bunge Ltd.	1,805,320
109,600	Cabot Oil & Gas Corp.	1,884,024
213,200	CF Industries Holdings, Inc.	5,799,040
42,700	Chart Industries, Inc. *	1,237,446
63,400	Chevron Corp.	4,593,964
25,000	Cimarex Energy Co.	420,750
53,894	Concho Resources, Inc.	2,309,358
90,133	Corteva, Inc.	2,118,126
78,947	Diamondback Energy, Inc.	2,068,411
16,333	Dow, Inc.	477,577
16,333	DuPont de Nemours, Inc.	556,955
55,300	EOG Resources, Inc.	1,986,376
295,700	Freeport-McMoRan Copper and Gold, Inc.	1,995,975
211,300	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,312,633
24,200	IPG Photonics Corp. *	2,668,776
11,900	Kansas City Southern	1,513,442
81,600	Kirby Corp. *	3,547,152
111,600	Louisiana-Pacific Corp.	1,917,288
208,496	Newmont Mining Corp.	9,440,699
63,300	Ormat Technologies, Inc.	4,282,878
354,800	Parsley Energy, Inc.	2,033,004
40,700	Pioneer Natural Resources Co.	2,855,105
21,400	Sanderson Farms, Inc.	2,639,048
99,500	Solaris Oilfield Infrastructure, Inc.	522,375
94,900	Steel Dynamics, Inc.	2,139,046
367,300	Sunrun, Inc. *	3,709,730
90,300	Tyson Foods, Inc.	5,225,661
11,500	Union Pacific Corp.	1,621,960
80,400	Valero Energy Corp.	3,646,944
218,000	WPX Energy, Inc. *	664,900
		79,993,963
Total Common Stocks (Cost: $168,960,464)		144,344,806
MONEY MARKET FUND: 4.5% (Cost: $6,858,751)
6,858,751	Invesco Treasury Portfolio - Institutional Class	6,858,751
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $175,819,215)		151,203,557
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.0% (Cost: $1,498,569)
Money Market Fund: 1.0%
1,498,569	State Street Navigator Securities Lending Government Money Market Portfolio	1,498,569
Total Investments: 100.9% (Cost: $177,317,784)		152,702,126
Liabilities in excess of other assets: (0.9)%		(1,340,660)
NET ASSETS: 100.0%		$151,361,466

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

(a)	Units, each consisting of one Class A ordinary share of Alussa Energy Acquisition Corp., and one-half of one redeemable warrant.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,450,751.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $6,627,105 which represents 4.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Staples	6.4%	$9,670,029
Energy	18.4	27,756,040
Industrials	7.7	11,629,730
Information Technology	6.2	9,350,184
Materials	51.1	77,343,312
Real Estate	2.9	4,312,633
Utilities	2.8	4,282,878
Money Market Fund	4.5	6,858,751
	100.0%	$151,203,557

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 15.1%
Argentina: 2.3%
USD	292,000	Cia General de Combustibles SA Reg S 9.50%, 11/07/21	$206,940
	69,000	IRSA Inversiones y Representaciones SA Reg S 11.50%, 07/20/20	53,475
	134,000	IRSA Propiedades Comerciales SA Reg S 8.75%, 03/23/23	97,989
			358,404
Brazil: 0.3%
	54,000	Centrais Eletricas Brasileiras SA 144A 4.63%, 02/04/30 †	48,033

Indonesia: 2.4%
	233,000	Chandra Asri Petrochemical Tbk PT Reg S 4.95%, 11/08/24	177,005
	190,000	Pertamina Persero PT Reg S 5.63%, 05/20/43	193,775
			370,780
Ireland: 2.7%
	227,000	Aragvi Finance International DAC 144A 12.00%, 04/09/24	191,222
	231,000	Eurotorg LLC via Bonitron DAC 144A 8.75%, 10/30/22	228,690
			419,912
Luxembourg: 1.8%
	200,000	MHP Lux SA Reg S 6.25%, 09/19/29	158,000
	271,000	Puma International Financing SA Reg S 5.00%, 01/24/26	120,561
			278,561
Mexico: 0.0%
	120,000	Corp. GEO SAB de CV Reg S 9.25%, 06/30/20 (d) *	2
Mongolia: 1.2%
	264,000	Mongolian Mining Corp./Energy Resources LLC 144A 9.25%, 04/15/24	174,005
	21,000	Trade & Development Bank of Mongolia LLC Reg S 9.38%, 05/19/20	20,475
			194,480
Netherlands: 2.3%
		IHS Netherlands Holdco BV 144A
	106,000	7.13%, 03/18/25	93,810
	143,000	8.00%, 09/18/27	118,690
	176,505	MV24 Capital BV 144A 6.75%, 06/01/34	139,959
			352,459
Ukraine: 0.3%
	54,000	VF Ukraine PAT via VFU Funding Plc 144A 6.20%, 02/11/25	45,360
United Kingdom: 0.4%
	182,000	Tullow Oil Plc 144A 7.00%, 03/01/25	46,860
	66,000	Tullow Oil Plc Reg S 7.00%, 03/01/25	16,993
			63,853
Vietnam: 1.4%
USD	267,000	Mong Duong Finance Holdings BV 144A 5.13%, 05/07/29	227,211

Total Corporate Bonds (Cost: $3,144,957)			2,359,055
GOVERNMENT OBLIGATIONS: 82.2%
Angola: 2.5%
		Angolan Government International Bond 144A
	263,000	8.00%, 11/26/29 †	109,803
	525,000	9.13%, 11/26/49 †	212,982
	155,000	Angolan Government International Bond Reg S 9.13%, 11/26/49	62,880
			385,665
Argentina: 6.9%
	505,000	Argentine Republic Government International Bond 6.88%, 04/22/21	152,257
CHF	1,505,000	Argentine Republic Government International Bond Reg S 3.38%, 10/12/20	480,318
USD	139,347	Provincia de Buenos Aires Reg S 10.88%, 01/26/21	44,591
	351,000	Provincia de Entre Rios Reg S 8.75%, 02/08/25	143,032
	10,000	Provincia de Mendoza 144A 8.38%, 05/19/24	4,600
	543,000	Provincia de Mendoza Reg S 8.38%, 05/19/24	249,780
			1,074,578
Azerbaijan: 3.2%
	571,000	Republic of Azerbaijan International Bond 144A 5.13%, 09/01/29	499,602

Belarus: 1.2%
BYN	488,000	Development Bank of the Republic of Belarus JSC 144A 12.00%, 05/15/22	190,829

Belize: 1.1%
USD	327,000	Belize Government International Bond Reg S 4.94%, 02/20/34 (s)	174,127

Colombia: 1.7%
		Colombian TES
COP	637,000,000	6.00%, 04/28/28	146,465
	503,400,000	6.25%, 11/26/25	120,202
			266,667
Dominican Republic: 8.0%
		Dominican Republic International Bond 144A
USD	218,000	5.88%, 01/30/60	185,845
DOP	10,500,000	9.75%, 06/05/26	176,261
		Dominican Republic International Bond Reg S
USD	209,000	6.40%, 06/05/49	186,074
	305,000	6.50%, 02/15/48	271,450
	244,000	7.45%, 04/30/44	239,120
DOP	10,920,000	8.90%, 02/15/23	188,463
			1,247,213
El Salvador: 7.6%
		El Salvador Government International Bonds Reg S
USD	213,000	5.88%, 01/30/25	188,770
	150,000	7.12%, 01/20/50 †	116,850
	325,000	7.65%, 06/15/35	279,599
	401,000	8.25%, 04/10/32	369,421
	245,000	8.63%, 02/28/29	239,743
			1,194,383
Gabon: 2.9%
	731,000	Gabon Government International Bond 144A 6.63%, 02/06/31	452,369

Indonesia: 10.2%
		Indonesia Treasury Bonds
IDR	3,100,000,000	7.38%, 05/15/48	171,023
	10,245,000,000	7.50%, 06/15/35	590,033
	9,695,000,000	8.25%, 05/15/29 (a)	604,807
	3,645,000,000	8.38%, 03/15/34	222,253
			1,588,116
Laos: 1.4%
USD	212,000	Laos Government International Bond 144A 6.88%, 06/30/21	210,675

Mexico: 9.8%
		Mexican Bonos
MXN	8,500,000	8.00%, 11/07/47	358,138
	9,830,000	8.50%, 11/18/38	438,301
		Petroleos Mexicanos
USD	232,000	6.63%, 06/15/35	161,404
	332,000	6.75%, 09/21/47	219,686
MXN	11,080,000	7.47%, 11/12/26	355,088
			1,532,617
Mongolia: 2.2%
USD	354,000	Mongolia Government International Bonds Reg S 10.88%, 04/06/21	350,460

Philippines: 1.4%
PHP	11,000,000	Philippine Government International Bonds 4.95%, 01/15/21	214,668

South Africa: 7.6%
		Republic of South Africa Government Bonds
ZAR	11,290,000	8.00%, 01/31/30	518,278
	11,798,000	10.50%, 12/21/26	673,671
			1,191,949
Ukraine: 3.6%
UAH	4,019,000	Ukraine Government Bond 17.00%, 05/11/22	137,341
		Ukraine Government International Bond 144A
USD	81,000	7.38%, 09/25/32	73,913
	79,000	7.75%, 09/01/26	72,976
	310,000	Ukraine Government International Bond Reg S 7.38%, 09/25/32	282,878
			567,108
United Kingdom: 3.0%
UAH	13,900,000	Ukreximbank Via Biz Finance Plc Reg S 16.50%, 03/02/21	467,988

Uruguay: 7.9%
		Uruguay Government International Bonds Reg S
UYU	40,699,000	8.50%, 03/15/28 (a)	761,238
	21,594,000	9.88%, 06/20/22	470,253
			1,231,491
Total Government Obligations (Cost: $16,431,824)			12,840,505

Number of Shares			Value
COMMON STOCK: 0.0%
Mexico: 0.0% (Cost: $0)
	3,236	Corp. GEO SAB de CV * # ∞	0
Total Investments Before Collateral for Securities Loaned: 97.3% (Cost: $19,576,781)			15,199,560
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.9% (Cost: $292,183)
MONEY MARKET FUND: 1.9%
	292,183	State Street Navigator Securities Lending Government Money Market Portfolio	292,183

Total Investments: 99.2% (Cost: $19,868,964)			15,491,743
Other assets less liabilities: 0.8%			128,847
NET ASSETS: 100.0%			$15,620,590

Definitions:

BYN	Belarusian Ruble
CHF	Swiss Franc
COP	Colombian Peso
DOP	Dominican Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
PHP	Philippine Peso
UAH	Ukrainian Hryvnia
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Footnotes:

(a)	All or a portion of these securities are segregated for foreign forward currency contracts.
(d)	Security in default of coupon payment
(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
*	Non-income producing
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
†	Security fully or partially on loan. Total market value of securities on loan is $375,154.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $0 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $3,503,695, or 22.4% of net assets.

Schedule of Open Forward Foreign Currency Contracts – March 31, 2020

Counterparty	Currency to be sold		Currency to be purchased		Settlement Dates	Unrealized Appreciation (Depreciation)
State Street Bank And Trust Company	USD	973,241	TRY	6,372,296	4/10/2020	$(11,987)
State Street Bank And Trust Company	TRY	3,170,936	USD	505,707	4/10/2020	27,375
State Street Bank And Trust Company	TRY	3,201,359	USD	515,475	4/10/2020	32,554
State Street Bank And Trust Company	TRY	1,531,868	USD	229,579	5/4/2020	256
Net unrealized appreciation on forward foreign currency contracts						$48,198

Definitions:

TRY	Turkish Lira
USD	United States Dollar

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	1.2%	$177,005
Communications	0.3	45,360
Consumer, Cyclical	1.5	228,690
Consumer, Non-cyclical	1.0	158,000
Energy	5.9	899,093
Financial	2.4	363,161
Government	84.5	12,840,505
Industrial	1.4	212,502
Utilities	1.8	275,244
	100.0%	$15,199,560